Other financial assets - Summary of Other financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 49,982	€ 16,426
Non-current	19,582	16,426
Current	30,400	0
Pledged bank balances [Member]
Disclosure of Other financial assets [Line Items]
Other financial assets	18,887	16,324
Derivatives [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 31,095	€ 102